SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES (Tables)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Foreign Currency Exchange Balance

	For the Year ended December 31,	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2012	2013	2012	2013	2012

Balance Sheet items, except for share capital, additional paid in capital and retained earnings (US$/RMB)	$6.3090	$6.1807	$6.3197	$6.1807	$6.3197

Amounts included in the statements of operations and cash flow statements (US$/RMB)	$6.3079	$6.1807	$6.3101	$6.1807	$6.3255

Summary of Assets and Liabilities Measured at Fair Value
		June 30, 2013
Assets		Level 1	Level 2	Level 3	Fair Value Measurements

Long-lived assets- 3-door SUV mold	(1)			$2,560	$2,560

(1) Included in "Property, plant and equipment, net" on the face of condensed consolidated balance sheets. The original carrying value was $5.12 million. The Company recognized impairment charges of $2.56 million (included in "impairment loss of long-lived assets" on the face of consolidated statements of operations and comprehensive loss) for the year December 31, 2012 . These charges were related to the impairment in the 3-door SUV mold equipment used in the Jonway Auto segment   (See Note 2-Accounting for long-lived assets).

Schedule of Estimated Useful Lives of Property and Equipment

Machinery and equipment	5-10 years (Jonway 10 years)

Computer equipment and software	3-5 years

Office furniture and equipment	5 years

Vehicles	5 years

Leasehold improvements	10 years or life of lease,

whichever is shorter

Building and improvements	20-30 years (Jonway 20 years)